Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Contracted concessional assets	$ 8,021,568	$ 8,155,418
Investments carried under the equity method	294,581	116,614
Other accounts receivable	85,801	88,655
Derivative assets	10,807	1,099
Financial investments	96,608	89,754
Deferred tax assets	172,268	152,290
Total non-current assets	8,585,025	8,514,076
Current assets
Inventories	29,694	23,958
Trade receivables	227,343	258,087
Credits and other receivables	79,800	73,648
Trade and other receivables	307,143	331,735
Financial investments	207,379	200,084
Cash and cash equivalents	622,689	868,501
Total current assets	1,166,905	1,424,278
Total assets	9,751,930	9,938,354
Equity attributable to the Company
Share capital	11,240	10,667
Share premium	872,011	1,011,743
Capital reserves	1,020,027	881,745
Other reserves	171,272	96,641
Accumulated currency translation differences	(133,450)	(99,925)
Accumulated deficit	(398,701)	(373,489)
Non-controlling interest	206,206	213,499
Total equity	1,748,605	1,740,881
Non-current liabilities
Long-term corporate debt	995,190	970,077
Borrowings	3,407,956	3,862,068
Notes and bonds	979,718	1,063,200
Long-term project debt	4,387,674	4,925,268
Grants and other liabilities	1,263,744	1,229,767
Derivative liabilities	223,453	328,184
Deferred tax liabilities	308,859	260,923
Total non-current liabilities	7,178,920	7,714,219
Current liabilities
Short-term corporate debt	27,881	23,648
Borrowings	597,680	261,788
Notes and bonds	50,839	50,558
Short-term project debt	648,519	312,346
Trade payables and other current liabilities	113,907	92,557
Income and other tax payables	34,098	54,703
Total current liabilities	824,405	483,254
Total equity and liabilities	$ 9,751,930	$ 9,938,354